Other intangible assets (Details) - USD ($) $ in Millions	12 Months Ended	18 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 6,629.3	$ 1,089.3
Other Intangible Assets, ending	5,942.3	6,629.3
Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	91.0	3.6
Other Intangible Assets, ending	69.8	91.0
Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	52.4	49.1
Other Intangible Assets, ending	42.7	52.4
Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	1,679.6	175.9
Other Intangible Assets, ending	1,509.7	1,679.6
Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	218.8	200.8
Other Intangible Assets, ending	199.3	218.8
Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	4,575.7	659.9
Other Intangible Assets, ending	4,119.0	4,575.7
Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	11.8	0.0
Other Intangible Assets, ending	1.8	11.8
Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	8,218.6	1,849.3
Additions	28.8
Disposals	(26.5)
Effects of movements in exchange rates	(94.8)
Other Intangible Assets, ending	8,187.8	8,218.6
Cost [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	8,218.6
Additions		91.2
Effects of movements in exchange rates		(0.4)
Other Intangible Assets, ending		8,218.6
Cost [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Reclassification to current assets classified as held for sale		(278.7)
Cost [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions	61.2
Cost [Member] | HPE Software Business [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		6,539.8
Cost [Member] | COBOL-IT [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		14.0
Cost [Member] | Covertix [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		2.5
Cost [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions	0.5
Cost [Member] | External Consultants [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Additions		0.9
Cost [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	141.1	24.6
Additions	12.3
Disposals	(7.4)
Effects of movements in exchange rates	0.7
Other Intangible Assets, ending	146.7	141.1
Cost [Member] | Purchased Software [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	141.1
Additions		46.8
Effects of movements in exchange rates		(0.4)
Other Intangible Assets, ending		141.1
Cost [Member] | Purchased Software [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Reclassification to current assets classified as held for sale		(5.2)
Cost [Member] | Purchased Software [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions	0.0
Cost [Member] | Purchased Software [Member] | HPE Software Business [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		72.8
Cost [Member] | Purchased Software [Member] | COBOL-IT [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Purchased Software [Member] | Covertix [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		2.5
Cost [Member] | Purchased Software [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions	0.0
Cost [Member] | Purchased Software [Member] | External Consultants [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Additions		0.0
Cost [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	259.1	213.8
Additions	16.5
Disposals	(19.1)
Effects of movements in exchange rates	0.0
Other Intangible Assets, ending	257.0	259.1
Cost [Member] | Product Development Costs [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	259.1
Additions		44.4
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		259.1
Cost [Member] | Product Development Costs [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Reclassification to current assets classified as held for sale		0.0
Cost [Member] | Product Development Costs [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions	0.0
Cost [Member] | Product Development Costs [Member] | HPE Software Business [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Product Development Costs [Member] | COBOL-IT [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Product Development Costs [Member] | Covertix [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Product Development Costs [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions	0.5
Cost [Member] | Product Development Costs [Member] | External Consultants [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Additions		0.9
Cost [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	2,158.5	398.9
Additions	0.0
Disposals	0.0
Effects of movements in exchange rates	(24.4)
Other Intangible Assets, ending	2,178.6	2,158.5
Cost [Member] | Technology [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	2,158.5
Additions		0.0
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		2,158.5
Cost [Member] | Technology [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Reclassification to current assets classified as held for sale		(50.9)
Cost [Member] | Technology [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions	44.5
Cost [Member] | Technology [Member] | HPE Software Business [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		1,809.0
Cost [Member] | Technology [Member] | COBOL-IT [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		1.5
Cost [Member] | Technology [Member] | Covertix [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Technology [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions	0.0
Cost [Member] | Technology [Member] | External Consultants [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Additions		0.0
Cost [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	267.7	239.6
Additions	0.0
Disposals	0.0
Effects of movements in exchange rates	(4.6)
Other Intangible Assets, ending	267.3	267.7
Cost [Member] | Trade Names [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	267.7
Additions		0.0
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		267.7
Cost [Member] | Trade Names [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Reclassification to current assets classified as held for sale		(135.1)
Cost [Member] | Trade Names [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions	4.2
Cost [Member] | Trade Names [Member] | HPE Software Business [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		163.0
Cost [Member] | Trade Names [Member] | COBOL-IT [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.2
Cost [Member] | Trade Names [Member] | Covertix [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Trade Names [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions	0.0
Cost [Member] | Trade Names [Member] | External Consultants [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Additions		0.0
Cost [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	5,377.2	972.4
Additions	0.0
Disposals	0.0
Effects of movements in exchange rates	(66.4)
Other Intangible Assets, ending	5,323.3	5,377.2
Cost [Member] | Customer Relationships [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	5,377.2
Additions		0.0
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		5,377.2
Cost [Member] | Customer Relationships [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Reclassification to current assets classified as held for sale		(87.5)
Cost [Member] | Customer Relationships [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions	12.5
Cost [Member] | Customer Relationships [Member] | HPE Software Business [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		4,480.0
Cost [Member] | Customer Relationships [Member] | COBOL-IT [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		12.3
Cost [Member] | Customer Relationships [Member] | Covertix [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Customer Relationships [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions	0.0
Cost [Member] | Customer Relationships [Member] | External Consultants [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Additions		0.0
Cost [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	15.0	0.0
Additions	0.0
Disposals	0.0
Effects of movements in exchange rates	(0.1)
Other Intangible Assets, ending	14.9	15.0
Cost [Member] | Lease Contracts [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	15.0
Additions		0.0
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		15.0
Cost [Member] | Lease Contracts [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Reclassification to current assets classified as held for sale		0.0
Cost [Member] | Lease Contracts [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Acquisitions	0.0
Cost [Member] | Lease Contracts [Member] | HPE Software Business [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		15.0
Cost [Member] | Lease Contracts [Member] | COBOL-IT [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Lease Contracts [Member] | Covertix [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Acquisitions		0.0
Cost [Member] | Lease Contracts [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions	0.0
Cost [Member] | Lease Contracts [Member] | External Consultants [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Additions		0.0
Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	1,589.3
Disposals	(26.5)
Amortization charge for the period	716.5
Effects of movements in exchange rates	(33.8)
Other Intangible Assets, ending	2,245.5	1,589.3
Accumulated Amortization [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	1,589.3	760.0
Amortization charge for the period		903.1
Effects of movements in exchange rates		(0.9)
Other Intangible Assets, ending		1,589.3
Accumulated Amortization [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the period		40.2
Reclassification to current assets classified as held for sale		(113.1)
Accumulated Amortization [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	50.1
Disposals	(7.4)
Amortization charge for the period	34.1
Effects of movements in exchange rates	0.1
Other Intangible Assets, ending	76.9	50.1
Accumulated Amortization [Member] | Purchased Software [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	50.1	21.0
Amortization charge for the period		30.7
Effects of movements in exchange rates		(0.9)
Other Intangible Assets, ending		50.1
Accumulated Amortization [Member] | Purchased Software [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the period		0.8
Reclassification to current assets classified as held for sale		(1.5)
Accumulated Amortization [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	206.7
Disposals	(19.1)
Amortization charge for the period	26.7
Effects of movements in exchange rates	0.0
Other Intangible Assets, ending	214.3	206.7
Accumulated Amortization [Member] | Product Development Costs [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	206.7	164.7
Amortization charge for the period		42.0
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		206.7
Accumulated Amortization [Member] | Product Development Costs [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the period		0.0
Reclassification to current assets classified as held for sale		0.0
Accumulated Amortization [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	478.9
Disposals	0.0
Amortization charge for the period	200.1
Effects of movements in exchange rates	(10.1)
Other Intangible Assets, ending	668.9	478.9
Accumulated Amortization [Member] | Technology [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	478.9	223.0
Amortization charge for the period		280.5
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		478.9
Accumulated Amortization [Member] | Technology [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the period		13.4
Reclassification to current assets classified as held for sale		(38.0)
Accumulated Amortization [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	48.9
Disposals	0.0
Amortization charge for the period	20.9
Effects of movements in exchange rates	(1.8)
Other Intangible Assets, ending	68.0	48.9
Accumulated Amortization [Member] | Trade Names [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	48.9	38.8
Amortization charge for the period		26.7
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		48.9
Accumulated Amortization [Member] | Trade Names [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the period		9.1
Reclassification to current assets classified as held for sale		(25.7)
Accumulated Amortization [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	801.5
Disposals	0.0
Amortization charge for the period	424.8
Effects of movements in exchange rates	(22.0)
Other Intangible Assets, ending	1,204.3	801.5
Accumulated Amortization [Member] | Customer Relationships [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	801.5	312.5
Amortization charge for the period		520.0
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		801.5
Accumulated Amortization [Member] | Customer Relationships [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the period		16.9
Reclassification to current assets classified as held for sale		(47.9)
Accumulated Amortization [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	3.2
Disposals	0.0
Amortization charge for the period	9.9
Effects of movements in exchange rates	0.0
Other Intangible Assets, ending	13.1	3.2
Accumulated Amortization [Member] | Lease Contracts [Member] | Continuing Operations [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	$ 3.2	0.0
Amortization charge for the period		3.2
Effects of movements in exchange rates		0.0
Other Intangible Assets, ending		3.2
Accumulated Amortization [Member] | Lease Contracts [Member] | Discontinued Operations [Member]
Other Intangible Assets [Abstract]
Amortization charge for the period		0.0
Reclassification to current assets classified as held for sale		$ 0.0